Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Borrowings
Schedule of borrowings by current and noncurrent classification

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Short-term	2,194,957	2,912,867
Long-term, current portion	238,400	525,255

Subtotal	2,433,357	3,438,122
Long-term	2,461,017	2,701,438

Total	4,894,374	6,139,560

Schedule of future principal repayments on the long-term borrowings
Year ending December 31,	RMB
2017	525,255
2018	992,643
2019	1,053,623
2020	86,243
Thereafter	568,929

Total	3,226,693